Share-based payments - Former Chief Executive Officer Grant - Legacy plan (Details) - Legacy plan		12 Months Ended
	Jan. 01, 2019 item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Share-based payments
Number of members of (former) management who holds vested share-options | item	3
Vested share-options outstanding	702,917
Expenses recognized | $		$ 0	$ 0	$ 0